SUBSEQUENT EVENTS - Additional Information (Detail)								1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2020	Apr. 13, 2020 $ / shares	Apr. 07, 2020 USD ($)	Apr. 02, 2020 USD ($)	Apr. 01, 2020 USD ($) $ / shares	Jan. 03, 2020 USD ($) Property	Jun. 27, 2019	Mar. 31, 2020 USD ($) Property shares	Jan. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020	May 05, 2020 shares	Apr. 03, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Aggregate cash purchase price										$ 28,190,000	$ 6,255,000
Gain on sale of business										24,086,000
Net book value of the equipment								$ 93,472,000		$ 93,472,000	103,400,000				$ 112,716,000
Shares of common unit sold											$ 12,500,000
Increased the number of shares of the Company's common stock reserved for delivery | shares								105,522,898		105,522,898	105,552,644
Senior Secured Notes
Subsequent Event [Line Items]
Percentage of remaining net proceeds from asset disposition to redeem additional portion of debt								80.00%
Debt covenant, consolidated asset coverage ratio								1.60		1.60
Senior Secured Notes | Scenario, Forecast
Subsequent Event [Line Items]
Debt covenant, consolidated asset coverage ratio												1.40
Senior Secured Notes | December 31, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.15		1.15
Senior Secured Notes | March 31, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.25		1.25
Senior Secured Notes | June 30, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.30		1.30
Senior Secured Notes | Redeemed On Or After June 27, 2021 and Before June 27, 2022
Subsequent Event [Line Items]
Debt instrument redemption price percentage							4.00%
Senior Secured Notes | Redeemed On Or After June 27, 2022 and Before June 27, 2023
Subsequent Event [Line Items]
Debt instrument redemption price percentage							2.00%
Remaining California Sale | Senior Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions								$ 3,200,000
Maximum | Senior Secured Notes | March 31, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio								0.40		0.40	0.40
Maximum | Senior Secured Notes | June 30, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio								0.75		0.75	0.75
Maximum | Senior Secured Notes | September 30, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.00		1.00	1.00
Maximum | Senior Secured Notes | December 31, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.15		1.15	1.15
Maximum | Senior Secured Notes | March 31, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.25		1.25	1.25
Maximum | Senior Secured Notes | June 30, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio								1.30		1.30	1.30
Oakmont Agreement
Subsequent Event [Line Items]
Number of cemetery divested | Property						1
Number of funeral home divested | Property						1
Gain on sale of business						$ 24,400,000
Oakmont Agreement | Oakmont Sale
Subsequent Event [Line Items]
Aggregate cash purchase price						33,000,000
Oakmont Agreement | Oakmont Sale | Senior Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions						$ 30,300,000
Olivet Agreement | Olivet Sale
Subsequent Event [Line Items]
Aggregate purchase price								$ 24,300,000
California Agreement
Subsequent Event [Line Items]
Number of cemetery divested | Property								5
Number of funeral home divested | Property								6
Number of crematories divested | Property								4
California Agreement | Remaining California Sale
Subsequent Event [Line Items]
Aggregate cash purchase price								$ 7,100,000
Master Services Agreement | Maximum | Moon Landscaping, Inc.
Subsequent Event [Line Items]
Net book value of the equipment											$ 7,400,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds form sale of equity interests				$ 5,000,000
Cash consent fee				3,500,000
Paid-in-kind interest				1,500,000
Increased the number of shares of the Company's common stock reserved for delivery | shares													1,375,000
Number of trading days average closing price		30 days
Number of trading days consecutive days		30 days
Minimum average closing stock price as per listing | $ / shares		$ 1.00
Average closing price of common stock per share | $ / shares		$ 0.97
Minimum share price required to regain compliance description		(i) a closing price of at least $1.00 per share and (ii) an average closing price of at least $1.00 per share over the 30-trading day period ending on the last trading day of such month. In addition, the Company must notify the NYSE, within 10 business days of receipt of the NYSE Notification, of its intent to cure this deficiency or be subject to suspension and delisting procedures.
Minimum closing price per share to regain compliance		100.00%
Subsequent Event | Trevose, Pennsylvania
Subsequent Event [Line Items]
Number of positions	21
Subsequent Event | Senior Secured Notes
Subsequent Event [Line Items]
Percentage of remaining net proceeds from asset disposition to redeem additional portion of debt									80.00%
Subsequent Event | Senior Secured Notes | March 31, 2020
Subsequent Event [Line Items]
Minimum operating cash flow covenant					$ 25,000,000
Subsequent Event | Senior Secured Notes | June 30, 2020
Subsequent Event [Line Items]
Minimum operating cash flow covenant					35,000,000
Subsequent Event | Senior Secured Notes | September 30, 2020
Subsequent Event [Line Items]
Minimum operating cash flow covenant					$ 35,000,000
Subsequent Event | Senior Secured Notes | December 31, 2020
Subsequent Event [Line Items]
Consolidated interest coverage ratio					0.00
Subsequent Event | Senior Secured Notes | March 31, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio					0.75
Subsequent Event | Senior Secured Notes | June 30, 2021
Subsequent Event [Line Items]
Consolidated interest coverage ratio					1.10
Subsequent Event | Oakmont Sale | Senior Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions									$ 30,400,000
Subsequent Event | Olivet Sale
Subsequent Event [Line Items]
Aggregate purchase price			$ 24,300,000
Assumption of land purchase obligations from divestiture of businesses			17,100,000
Subsequent Event | Olivet Sale | Senior Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions			$ 20,500,000						$ 23,700,000
Subsequent Event | Maximum | Senior Secured Notes | Redeemed On Or After June 27, 2021 and Before June 27, 2022
Subsequent Event [Line Items]
Debt instrument redemption price percentage					5.00%
Subsequent Event | Maximum | Senior Secured Notes | Redeemed On Or After June 27, 2022 and Before June 27, 2023
Subsequent Event [Line Items]
Debt instrument redemption price percentage					3.00%
Subsequent Event | Minimum | Senior Secured Notes | Redeemed On Or After June 27, 2021 and Before June 27, 2022
Subsequent Event [Line Items]
Debt instrument redemption price percentage					4.00%
Subsequent Event | Minimum | Senior Secured Notes | Redeemed On Or After June 27, 2022 and Before June 27, 2023
Subsequent Event [Line Items]
Debt instrument redemption price percentage					2.00%
Subsequent Event | Oakmont Agreement
Subsequent Event [Line Items]
Number of cemetery divested | Property						1
Number of funeral home divested | Property						1
Gain on sale of business						$ 20,000,000
Subsequent Event | Oakmont Agreement | Oakmont Sale
Subsequent Event [Line Items]
Aggregate cash purchase price						$ 33,000,000
Subsequent Event | Olivet Agreement | Olivet Sale
Subsequent Event [Line Items]
Aggregate cash purchase price								$ 24,300,000
Subsequent Event | California Agreement
Subsequent Event [Line Items]
Number of cemetery divested | Property								5
Number of funeral home divested | Property								6
Number of crematories divested | Property								4
Subsequent Event | California Agreement | Remaining California Sale
Subsequent Event [Line Items]
Aggregate cash purchase price								$ 7,100,000
Subsequent Event | Supplemental Indenture | Axar | Rights Offering
Subsequent Event [Line Items]
Shares of common unit sold					$ 17,000,000
Share price per common share | $ / shares					$ 0.73
Agreement expiration date					Jul. 24, 2020
Subsequent Event | Supplemental Indenture | Axar | Rights Offering | Series A Preferred Units
Subsequent Event [Line Items]
Redeemable convertible preferred units					$ 8,800,000
Subsequent Event | Supplemental Indenture | Maximum | Axar | Rights Offering
Subsequent Event [Line Items]
Proceeds from issuance of common stock					$ 8,200,000
Subsequent Event | 2020 Preferred Purchase Agreement | Axar | Series A Preferred Units
Subsequent Event [Line Items]
Redeemable convertible preferred units														$ 8,800,000
Preferred units, sold | shares														176
Preferred units, par value | $ / shares														$ 0.01
Preferred units, cash price per share | $ / shares														$ 50,000
Subsequent Event | Master Services Agreement | Moon Landscaping, Inc.
Subsequent Event [Line Items]
Property management and operational services aggregate amount payable				241,000,000
Property management and operational services initial annual cost				$ 49,000,000
Percentage of annual increase In initial cost				2.00%
Agreement full implementation date				Jul. 24, 2020
Agreement without cause termination equipment credit fee payable				$ 1,000,000
Agreement termination description				Each party has the right to terminate the MSAs at any time on six months' prior written notice, provided that if the Company terminate the MSAs without cause, it will be obligated to pay Moon an equipment credit fee in the amount of $1.0 million for each year remaining in the term, prorated for the portion of the year in which any such termination occurs.
Subsequent Event | Master Services Agreement | Maximum | Moon Landscaping, Inc.
Subsequent Event [Line Items]
Net book value of the equipment											$ 7,400,000